Merger Transaction - Summary of Common Shares Outstanding (Detail)	Oct. 19, 2021 shares
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	112,074,095
Common shares outstanding prior to Merger (post stock-split) [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	71,767,775
Common shares issued to Legato shareholders [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	30,306,320
Common shares issued to PIPE investors [Member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	10,000,000